Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss			$ (15,064,511)	$ (9,936,682)
Adjustments to reconcile net loss to net cash Used in Operating Activities
Depreciation and amortization	$ 1,315,593	$ 885,437	1,351,174	1,058,113
Amortization of present value discount		12,833	12,833	818,182
Impairment of license and goodwill			17,350,628	4,900,000
Non-cash interest	17,637	6,788	9,265	216,268
Change in Fair Value Contingent Consideration	1,397,833	569,076	(11,857,558)
Unrealized (gain) loss on trading securities	(43,250)	292,500	460,000	(290,000)
Shares issued for services			140,000
Stock option compensation expense	2,381,974	1,251,808	1,845,019	518,506
Loss on extinguishment of convertible debt				719,390
Gain on settlement of liabilities			(7,977)
Bad debt expense			(98,167)	13,051
Deferred taxation movement			(196,434)	(93,441)
Changes in Operating Assets and Liabilities (Net of assets acquired and liabilities assumed)
Prepaid expenses	(2,043,015)	(458,601)	(632,012)	(97,913)
Accounts payable and accrued liabilities	(1,013,194)	(1,095,287)	1,663,340	78,013
Accounts receivable	(282,002)	79,467	(145,367)	(55,750)
Gaming accounts receivable	981,478	89,293	(933,273)	(53,047)
Gaming accounts liabilities	693,455	516,302	(270,063)	1,282,510
Taxes payable	391,339	(110,385)	(865,174)	580,224
Due from related parties	(8,026)	(1,968)	(1,979)	(302)
Retirement Obligation			86,480
Other current assets	(19,838)	(134,648)	(44,626)	187,390
Long term liabilities	76,916	(280,230)	(355,109)	(10,005)
Net Cash used in Operating Activities	(4,572,230)	(5,258,609)	(7,553,511)	(165,493)
Cash Flows from Investing Activities
Acquisition of property, plant and equipment and intangible assets	(355,939)	(135,835)	(717,080)	(291,501)
Acquisition of Bookmakers Company US, LLC, net of cash of $26,161			(5,973,839)
Net Cash Used in Investing Activities	(355,939)	(6,109,674)	(6,690,919)	(291,501)
Cash Flows from Financing Activities
Proceeds from public offering, less expenses related to public offering of $1,040,127				8,966,122
Proceeds from warrants exercised		3,962,482	3,962,482	8,541,896
Proceeds from bank overdraft		1,045	4,047	3,641
Repayment of bank line of credit			(500,000)	(500,000)
Repayment of bank loan	(33,041)	(100,850)	(133,742)	(62,364)
Repayment of debentures			(27,562)	(2,778,349)
Proceeds from promissory note – related party				300,000
Repayment of promissory note- related party				(200,000)
Proceeds from Government relief loan				30,146
Repayment of government relief loan			(27,586)
Deferred purchase price payments			(410,383)	(1,577,010)
Repayment of financial leases	(5,926)	(8,108)	(10,172)	(12,666)
Net Cash provided by Financing Activities	3,748,482	2,891,186	2,857,084	12,711,416
Effect of change in exchange rate	(1,504,030)	(766,233)	(951,066)	1,057,832
Net (decrease) increase in cash	(2,683,717)	(9,243,330)	(12,338,412)	13,312,254
Cash and cash equivalents and restricted cash– beginning of the year	7,706,357	20,044,769	20,044,769	6,732,515
Cash and cash equivalents and restricted cash– end of the year	5,022,640	10,801,439	7,706,357	20,044,769
Cash and cash equivalents	4,690,034	9,408,035	7,319,765	18,945,817
Restricted cash included in non-current assets	332,606	1,393,404	386,592	1,098,952
Supplemental disclosure of cash flow information
Interest			39,682	741,510
Income tax			805,030	359,863
Supplemental cash flow disclosure for non-cash activities
Conversion of convertible debt to common stock				739,004
Promissory note, related party, applied to warrant exercise				108,056
Deferred purchase consideration settled by the issuance of common stock				1,207,445
Settlement of liabilities by the issuance of common stock			2,676,902	46,666
Acquisition of Bookmakers Company US, LLC by the issuance of common stock			$ 4,544,304
Change in fair value of contingent purchase consideration	1,397,833	569,076
Restricted stock awards	2,012,600	140,000
Movement in deferred taxation	(238,616)	(116,896)
Gain on Government relief loan forgiven		(7,992)
Acquisition of subsidiary, net of cash of $26,161		(5,973,839)
Repayment of bank overdraft	(7,043)
Repayment of bank credit line		(500,000)
Redemption of convertible debentures		(27,562)
Proceeds from promissory notes, related party	305,000
Proceeds from equipment funding, related party	360,000
Repayment of Government relief loan		(25,438)
Proceeds from subscriptions – net of fees	2,616,679
Proceeds from. Pre-funded warrants	512,813
Repayment of deferred purchase consideration, non-related parties		(385,121)
Repayment of deferred purchase consideration, related parties		$ (25,262)